Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors Remuneration [line items]
Total audit fees	£ 10	£ 7	£ 7
Audit-related and other assurance services	0	0	0
Other non-audit services	0	0	0
Total other services	0	0	0
Total non-audit services	0	0	0
Total	10	7	7
Parent [member]
Auditors Remuneration [line items]
Total audit fees	8	6	5
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 1	£ 2